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                        SUPPLEMENT DATED JULY 16, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

PRODUCT NAME                                                  PROSPECTUS FORM #
------------                                                  -----------------
RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY            45304 G
RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY             45307 G
RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY              45300 G
RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY          45301 G

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

The following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

-----------------------------------------------------------------------------------------------------------------
FUND NAME                              INVESTMENT OBJECTIVE AND POLICIES     INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio  --  Long-term capital appreciation.        RiverSource Investments, LLC,
  Small Cap Value Fund                Under normal market conditions, at     adviser; River Road Asset
                                      least 80% of the Fund's net assets     Management, LLC, Donald Smith & Co.,
                                      will be invested in small cap          Inc., Franklin Portfolio Associates
                                      companies with market                  LLC, Barrow, Hanley, Mewhinney &
                                      capitalization, at the time of         Strauss, Inc. and Denver Investment
                                      investment, of up to $2.5 billion or   Advisors LLC, subadvisers.
                                      that fall within the range of the
                                      Russell 2000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45304-1 A (7/07)

*Valid until next prospectus update.